Net Income Per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Income Per Unit (Abstract)
Partnership's net income	$ 6,595	$ 17,541
Less:
Partnership's net income available to preferred unit holders	4,159	0
General Partner's interest in Partnership's net income	49	351
Partnership's net income allocable to unvested units	41	353
Partnership's net income available to common unit holders	$ 2,346	$ 16,837
Denominators
Weighted average number of common units outstanding, basic and diluted	68,186,476	37,958,265
Net income per common unit:
Basic and diluted	$ 0.03	$ 0.44